Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and other intangible assets

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

	Millions of yen
	2013
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥151,866	¥59,334	¥211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	145,556	59,334	204,890

Goodwill acquired during the year	19,278	985	20,263
Impairment losses	—	(7,281)	(7,281)
Foreign currency translation adjustment	1,465	1,586	3,051
Other	(16)	(3,267)	(3,283)

Balance at end of year
Gross goodwill	172,593	58,638	231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥166,283	¥51,357	¥217,640

Segment information is disclosed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2012 was ¥5,636 million associated with the acquisition of 74.6% shares of Radishbo-ya Co., Ltd. The main components of goodwill acquired during the years ended March 31, 2013 was associated with the acquisition of 100.0% shares of Buongiorno S.p.A., respectively.

In the fiscal year ended March 31, 2012, because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,310 million goodwill impairment charge for its PacketVideo Corporation reporting unit in the mobile phone business. The fair value of this reporting unit was measured using the discounted cash flow method in combination with a market approach. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income.

In the fiscal year ended March 31, 2013, DOCOMO recognized a ¥7,281 million impairment charge. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income.

Other intangible assets—

Other intangible assets, as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

	Millions of yen
	2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥967,249	¥682,388	¥284,861
Internal-use software	1,269,794	983,028	286,766
Software acquired to be used in manufacture of handsets	227,990	151,880	76,110
Rights to use telecommunications facilities of wireline operators	16,986	5,895	11,091
Other	54,216	26,551	27,665

Total amortizable intangible assets	¥2,536,235	¥1,849,742	¥686,493

Unamortizable intangible assets:
Trademarks and trade names			¥5,158

Total unamortizable intangible assets			¥5,158

Total			¥691,651

The amount of amortizable intangible assets acquired during the year ended March 31, 2013 was ¥244,572 million, the main components of which were software for telecommunications network in the amount of ¥107,275 million and internal-use software in the amount of ¥111,391 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2011, 2012 and 2013 was ¥204,090 million, ¥224,488 million and ¥222,895 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014, 2015, 2016, 2017 and 2018 is ¥222,415 million, ¥183,437 million, ¥131,052 million, ¥76,292 million and ¥30,378 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2013 is 5.1 years.

The amount of unamortizable intangible assets acquired during the year ended March 31, 2013 was ¥1,725 million, the component of which was trademarks.